Income Taxes - Reconciliation of Income Tax (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax expense at statutory rate of 35%					35.00%	35.00%	35.00%
State income taxes					3.50%	4.00%	3.50%
Foreign taxes versus U.S. statutory rate					(5.30%)	(3.50%)	(4.60%)
SoFine write-down					2.40%	0.00%	0.00%
U.S. manufacturing deduction					(2.40%)	(2.10%)	(0.70%)
Deferred tax rate adjustments					(1.80%)	(1.10%)	(0.10%)
Uncertain tax positions					(0.10%)	(0.80%)	(2.10%)
Non deductible transaction costs					0.00%	2.70%	0.00%
Other					(0.40%)	(0.60%)	0.30%
Effective tax rate	37.30%	31.20%	34.90%	33.40%	30.90%	33.60%	31.30%